    As filed with the Securities and Exchange Commission on October 4, 2012



                                                            File Nos. 333-176676

                                                                       811-03365


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []

                        Post-Effective Amendment No. 6                       [x]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 456                             [x]


                        (Check Appropriate Box or Boxes)



                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)



                    MetLife Investors USA Insurance Company

                              (Name of Depositor)

               5 Park Plaza, Suite 1900 Irvine, California 92614


        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt

                                   President

                    MetLife Investors USA Insurance Company

                                c/o 501 Route 22

                             Bridgewater, NJ 08807


                                  COPIES TO:

                                W. Thomas Conner

                                 Reed Smith LLP

                              1301 K Street, N.W.

                            Suite 1100 - East Tower

                          Washington, D.C. 20005-3373


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.


[x]    on November 2, 2012 pursuant to paragraph (b) of Rule 485.


[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


[]     If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

    This registration statement incorporates herein by reference the Statement of Additional Information dated April 30, 2012 (File Nos. 333-176676/811-03365) filed on May 2, 2012 pursuant to Rule 497.

This registration statement also incorporates herein by reference the prospectus dated April 30, 2012, as revised and reprinted August 20, 2012 (File Nos. 333-176676/811-03365) filed on August 22, 2012 pursuant to Rule 497.

                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                       SUPPLEMENT DATED NOVEMBER 2, 2012
            TO THE PROSPECTUS DATED APRIL 30, 2012, AS REVISED AND
                           REPRINTED AUGUST 20, 2012

This supplement describes a new Investment Portfolio for the Series VA - 4 (offered on and after October 7, 2011) contract issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This supplement provides information in addition to that contained in the prospectus dated April 30, 2012, as revised and reprinted August 20, 2012.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

1. METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO

For contract owners who have elected the GMIB Max IV rider, or the GMIB Max IV and EDB Max IV riders, the MetLife Multi-Index Targeted Risk Portfolio (Class
B) of Met Investors Series Trust is expected to be available for allocations of Purchase Payments and transfers of Account Value on November 12, 2012.

In the "Investment Portfolio Expenses" table under "Met Investors Series Trust," add the following:

                                                                          ACQUIRED   TOTAL   CONTRACTUAL NET TOTAL
                                                         12B-1/             FUND    ANNUAL     EXPENSE    ANNUAL
                                              MANAGEMENT SERVICE  OTHER   FEES AND PORTFOLIO SUBSIDY OR  PORTFOLIO
                                                 FEES     FEES   EXPENSES EXPENSES EXPENSES   DEFERRAL   EXPENSES
                                              ---------- ------- -------- -------- --------- ----------- ---------
MetLife Multi-Index Targeted Risk Portfolio*     0.18%    0.25%    3.70%    0.21%    4.34%      3.53%      0.81%

* The fees and expenses of the Portfolio are estimated for the year ending December 31, 2012.

                                                                  SUPP-USVA41112

In APPENDIX B, "Participating Investment Portfolios," add the following after "MET INVESTORS SERIES TRUST - GMIB Max and EDB Max Portfolios (Class B)":

   MET INVESTORS SERIES TRUST - GMIB MAX IV AND EDB MAX IV PORTFOLIO (CLASS B)

   In addition to the Met Investors Series Trust portfolios listed above, the following Class B Investment Portfolio is available under the contract if you elect the GMIB Max IV rider, or the GMIB Max IV and the EDB Max IV riders. If you do not elect the GMIB Max IV rider or the EDB Max IV rider, the following Investment Portfolio is not available for investment.

   METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO (CLASS B)

   SUBADVISER: MetLife Investment Advisors Company, LLC

   INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.

2. INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders - Investment Allocation Restrictions for the GMIB Max IV, GMIB Max III, GMIB Max II, EDB Max IV, EDB Max III, and EDB Max II Riders," replace the first paragraph with the following:

   If you elect the GMIB Max IV, GMIB Max III, EDB Max IV, or EDB Max III riders, or if you elected the GMIB Max II or EDB Max II riders (all six riders are referred to collectively as the "GMIB Max and EDB Max riders"), you may allocate your Purchase Payments and Account Value among the following Investment Portfolios (except as noted below):

       (a)  AllianceBernstein Global Dynamic Allocation Portfolio

       (b)  AQR Global Risk Balanced Portfolio

       (c)  BlackRock Global Tactical Strategies Portfolio

       (d)  Invesco Balanced-Risk Allocation Portfolio

       (e)  JPMorgan Global Active Allocation Portfolio

       (f)  MetLife Balanced Plus Portfolio

       (g)  Schroders Global Multi-Asset Portfolio

       (h)  MetLife Multi-Index Targeted Risk Portfolio*

* The MetLife Multi-Index Targeted Risk Portfolio is available only if you elect the GMIB Max IV rider or the GMIB Max IV and EDB Max IV riders.

Add the following after the fifth paragraph ("Restrictions on Investment Allocations After Rider Terminates"):

   METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO - RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER RIDER TERMINATES. If you elected the GMIB Max IV rider and it terminates, or you elected both the GMIB Max IV and the EDB Max IV riders and both riders terminate, you may no longer allocate subsequent Purchase Payments or transfer Account Value to the MetLife Multi-Index Targeted Risk Portfolio. You may leave Account Value in the MetLife Multi-Index Targeted Risk Portfolio, but once you transfer Account Value from the MetLife Multi-Index Targeted Risk Portfolio to another Investment Portfolio, you will not be permitted to transfer it back to the MetLife Multi-Index Targeted Risk Portfolio. However, if you elected both the GMIB Max IV and EDB Max IV riders, and only the GMIB Max IV rider has terminated, the investment allocation restrictions described above under "Investment Allocation Restrictions for the GMIB Max IV, GMIB Max III, GMIB Max II, EDB Max IV, EDB Max III, and EDB Max II Riders" will continue to apply.

3. MAXIMUM TOTAL ANNUAL PORTFOLIO EXPENSES

In the "FEE TABLES AND EXAMPLES" section, in the "Total Annual Portfolio Expenses" table, change the maximum from "1.34%" to "4.34%".

4. EXAMPLES

In the "FEE TABLES AND EXAMPLES" section, in the "Examples" subsection, replace Chart 1 and Chart 2 with the following:

   CHART 1. Chart 1 assumes you select the GMIB Max IV rider (assuming the maximum 1.50% charge applies in all Contract Years) and the EDB Max IV rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.

       (1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME
       PERIOD:

                                      Time Periods
                         1 year    3 years    5 years    10 years
                       ---------- ---------- ---------- ----------
              maximum  (a) $1,657 (a) $3,375 (a) $4,623 (a) $8,858
              minimum  (b) $1,276 (b) $2,285 (b) $2,898 (b) $5,871

       (2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                      Time Periods
                         1 year   3 years    5 years    10 years
                        -------- ---------- ---------- ----------
               maximum  (a) $957 (a) $2,835 (a) $4,623 (a) $8,858
               minimum  (b) $576 (b) $1,745 (b) $2,898 (b) $5,871

   CHART 2. Chart 2 assumes you do not select optional death benefit riders or a Guaranteed Minimum Income Benefit, which is the least expensive way to purchase the contract.

       (1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME
       PERIOD:

                                      Time Periods
                         1 year    3 years    5 years    10 years
                       ---------- ---------- ---------- ----------
              maximum  (a) $1,342 (a) $2,440 (a) $3,077 (a) $5,804
              minimum   (b) $961  (b) $1,314 (b) $1,227 (b) $2,208

       (2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                                      Time Periods
                         1 year   3 years    5 years    10 years
                        -------- ---------- ---------- ----------
               maximum  (a) $642 (a) $1,900 (a) $3,077 (a) $5,804
               minimum  (b) $261  (b) $774  (b) $1,227 (b) $2,208

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                             Telephone: (800) 343-8496
Irvine, CA 92614

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     ------------------------------------------------------------------------------------------------

The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B of Post-Effective Amendment No. 3/Amendment No. 431 to Registration Statement Nos.
333-176676/811-03365:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2011.

3.   Statements of Operations for the year ended December 31, 2011.

4.   Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010.

5.   Notes to the Financial Statements.

The following consolidated financial statements of the Company are included in Part B of
Post-Effective Amendment No. 3/Amendment No. 431 to Registration Statement Nos. 333-176676/811-03365:

1.   Independent Auditors' Report.

2.   Consolidated Balance Sheets as of December 31, 2011 and 2010.

3.   Consolidated Statements of Operations for the years ended December 31, 2011, 2010 and 2009.

4.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2011, 2010 and
     2009.

5.   Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009.

6.   Notes to the Consolidated Financial Statements.




b.            Exhibits
              ---

1.            Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (3)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement (effective January 1, 2001) (3)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002) (3)

     (iii)    Agreement and Plan of Merger (12-01-04) (MLIDC into GAD) (6)

     (iv)     Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement)
              (11)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract (1)

     (ii)     Death Benefit Rider - Principal Protection (1)

     (iii)    Death Benefit Rider - (Annual Step-Up) (1)

     (iv)     Additional Death Benefit Rider - (Earnings Preservation Benefit) (1)

     (v)      Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (1)

     (vi)     Terminal Illness Rider (1)

     (vii)    Unisex Annuity Rates Rider (1)

     (viii)   Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company;
              formerly Security First Life Insurance Company) MI - 2023 (2)

     (ix)     Individual Retirement Annuity Endorsement 8023.1 (9/02) (3)

     (x)      Roth Individual Retirement Annuity Endorsement 9024.1 (9/02) (3)

     (xii     401(a)/403(a) Plan Endorsement 8025.1 (9/02) (3)

     (xii)    Tax Sheltered Annuity Endorsement 8026.1 (9/02) (3)

     (xiii)   Simple Individual Retirement Annuity Endorsement 8276 (9/02) (3)

     (xiv)    Form of Enhanced Dollar Cost Averaging Rider 8013-1 (05/05) (4)


     (xv)      Form of Three Month Market Entry Rider 8104-1 (05/05) (4)

     (xvi)     Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (5)

     (xvii)    Fixed Account Rider 8012 (11/00) (6)

     (xviii)   Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-640-1 (4/08) (EDB II, EDB III, EDB Max
               II, EDB Max III, and EDB Max IV) (8)

     (xix)     Form of Contract Schedule for Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-EDB (4/08)
               (EDB II, EDB III, EDB Max II, EDB Max III, and EDB Max IV) (9)

     (xx)      Guaranteed Minimum Income Benefit Rider -  Living Benefit MLIU-560-4 (4/08) (GMIB Plus III,
               GMIB Plus IV, GMIB Max II, GMIB Max III, and GMIB Max IV) (8)

     (xxi)     Form of Contract Schedule for Guaranteed Minimum Income Benefit (GMIB) Rider MLIU-EGMIB
               (4/08) (GMIB Plus III, GMIB Plus IV, GMIB Max II, GMIB Max III, and GMIB Max IV) (9)

     (xxii)    Form of Spousal Continuation Endorsement MLIU-GMIB (2/10)-E (11)

     (xxiii)   Form of Qualified Distribution Program Endorsement MLIU-RMD (7/10)-E (GMIB Plus III, GMIB Plus
               IV, GMIB Max II, GMIB Max III, GMIB Max IV, EDB II, EDB III, EDB Max II, EDB Max III, and
               EDB Max IV) (12)

     (xxiv)    Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08) (13)

     (xxv)     Form of Contract Schedule for the Variable Annuity Contract 8028-6-(9/10) (GMIB Max II/GMIB Max
               III/GMIB Max IV, EDB Max II/EDB Max III, EDB Max IV) (13)

     (xxvi)    Form of 401(a)/403(a) Plan Endorsement MLIU-401-3 (5/11) (18)

5.   (i)       Form of Variable Annuity Application 8280 (6/11) APPUSAVA4 Sep 2011 (15)


     (ii)      Form of Variable Annuity Application 8280 (6/11) APPUSAVA4 Aug 2012 (19)

6.   (i)       Copy of Restated Articles of Incorporation of the Company (3)

     (ii)      Copy of the Bylaws of the Company (3)

     (iii)     Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79 (3)

     (iv)      Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80 (3)

     (v)       Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85 (3)

     (vi)      Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84 (3)

     (vii)     Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94 (3)

     (viii)    Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company
               (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00 (3)

7    (i)(a)    Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and MetLife
               Insurance Company of Connecticut (effective January 1, 2011) (14)

     (i)(b)    Amendment No. 1 to Automatic Reinsurance Agreement effective as of January 1, 2011 (Agreement)
               between MetLife Investors USA Insurance Company (Cedent) and MetLife Insurance Company of
               Connecticut (Reinsurer) amended as of April 29, 2011 (14)

     (i)(c)    Amendment No. 2 to Automatic Reinsurance Agreement effective as of January 1, 2011 (Agreement)
               between MetLife Investors USA Insurance Company (Cedent) and MetLife Insurance Company of
               Connecticut (Reinsurer) amended as of December 1, 2011 (18)

     (ii)      Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter
               Reassurance Company, Ltd. (effective January 1, 2012) (18)

8.   (i)(a)    Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
               Investors Distribution Company and MetLife Investors USA Insurance Company (effective 02-12-01) (3)

     (i)(b)    First Amendment to Participation Agreement (effective 02-12-01) Among Met Investors Series Trust,
               Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA
               Insurance Company (effective 02-01-08); and Second Amendment to the Participation Agreement
               (effective 02-12-01) Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors
               Distribution Company, and MetLife Investors USA Insurance Company (effective 05-01-09) (10)


          (i)(c)    Amendment to Participation Agreement in effect Among Met Investors Series Trust, Met Investors
                    Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA Insurance
                    Company et al. (effective 04-30-10) (17)

          (ii)(a)   Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, MetLife
                    Investors Distribution Company and MetLife Investors USA Insurance Company (effective 08-31-07) (7)

          (ii)(b)   Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife
                    Advisors, LLC, MetLife Investors Distribution Company and MetLife Investors USA Insurance
                    Company et al. (effective 04-30-10) (17)

9.                  Opinion of Counsel (15)

10.                 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)

11.                 Not Applicable.

12.                 Not Applicable.

13.       (i)       Powers of Attorney for Bennett D. Kleinberg, Susan A. Buffum, Elizabeth M. Forget, Jay S. Kaduson,
                    James J. Reilly and Jeffrey A. Tupper (16)

          (ii)      Powers of Attorney for Eric T. Steigerwalt, Peter M. Carlson, Lisa S. Kuklinski and Mark E. Rosenthal (filed herewith)

      (1)           incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

      (2)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                    Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

      (3)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
                    Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

      (4)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
                    Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.

      (5)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
                    Nos. 333-54464 and 811-03365) filed electronically on September 9, 2005.

      (6)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
                    Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

      (7)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File
                    Nos. 333-54464 and 811-03365) filed electronically on October 31, 2007.

      (8)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
                    Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.

      (9)           incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos.
                    333-176374 and 811-03365) filed electronically on September 19, 2011.

   (10)             incorporated herein by reference to Registrant's Post-Effective Amendment No. 33 to Form N-4 (File
                    Nos. 333-54466 and 811-03365) filed electronically on April 22, 2009.

   (11)             incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File
                    Nos. 333-54466 and 811-03365) filed electronically on April 22, 2010.

   (12)             incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
                    Nos. 333-152385 and 811-03365) filed electronically on June 11, 2010.

   (13)             incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File
                    Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.

   (14)             incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
                    333-176374 and 811-03365) filed electronically on September 2, 2011.

   (15)             incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-176676 and 811-03365) filed electronically on September 2, 2011.

   (16)             incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
                    176676 and 811-03365) filed electronically on September 19, 2011.

   (17)             incorporated herein by reference to Registrant's N-4 (File Nos. 333-179239 and 811-03365) filed electronically on January 30, 2012.


(18)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
         Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.

(19)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
         Nos. 333-176676 and 811-03365) filed electronically on June 1, 2012.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


Name and Principal Business Address    Positions and Offices with Depositor

  Eric T. Steigerwalt                  Director, Chairman of the Board, President, and Chief Executive
  501 Route 22                         Officer
  Bridgewater, NJ 08807

  Peter M. Carlson                     Executive Vice President and Chief Accounting Officer
  1095 Avenue of the Americas
  New York, NY 10036

  Susan A. Buffum                      Director
  10 Park Avenue
  Morristown, NJ 07962

  James J. Reilly                      Vice President-Finance (principal financial officer)
  501 Boylston Street
  Boston, MA 02116

  Jay S. Kaduson                       Director and Vice President
  10 Park Avenue
  Morristown, NY 07962

  Bennett D. Kleinberg                 Director and Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Elizabeth M. Forget                  Director and Executive Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Lisa S. Kuklinski                    Director and Vice President
  1095 Avenue of the Americans
  New York, NY 10036

  Mark E. Rosenthal                    Director
  5 Park Plaza
  Suite 1900 EBS
  Irving, CA 92614

  Jeffrey A. Tupper                    Director and Assistant Vice President
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Isaac Torres                         Secretary
  1095 Avenue of the Americas
  New York, NY 10036

  Debora L. Buffington                 Vice President, Director of Compliance
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Thomas G. Hogan, Jr.                 Vice President
  400 Atrium Drive
  Somerset, NJ 08873

  Enid M. Reichert                     Vice President, Appointed Actuary
  501 Route 22
  Bridgewater, NJ 08807

  Jonathan L. Rosenthal                Vice President, Chief Hedging Officer
  10 Park Avenue
  Morristown, NJ 07962


Name and Principal Business Address        Positions and Offices with Depositor

         Christopher A. Kremer             Vice President
         501 Boylston Street
         Boston, MA 02116

         Marian J. Zeldin                  Vice President
         501 Route 22
         Bridgewater, NJ 08807

         Karen A. Johnson                  Vice President
         501 Boylston Street
         Boston, MA 02116

         Roberto Baron                     Vice President
         1095 Avenue of the Americas
         New York, NY 10036

         Gregory E. Illson                 Vice President
         501 Boylston Street
         Boston, MA 02116

         Jeffrey P. Halperin               Vice President
         334 Madison Avenue
         P O Box 1949
         Morristown, MJ 07960

         Marlene B. Debel                  Treasurer
         1095 Avenue of the Americas
         New York, NY 10036

         Mark S. Reilly                    Vice President
         1300 Hall Boulevard
         Bloomfield, CT 06002-2910

         Gene L. Lunman                    Vice President
         1300 Hall Boulevard
         Bloomfield, CT 06002-2910

         Robert L. Staffier                Vice President
         501 Boylston Street
         Boston, MA 02116

         Scott E. Andrews                  Vice President
         4700 Westown Pkwy., Suite 200
         West Des Moines, IA 50266

         Rashid Ismail                     Vice President
         5 Park Plaza, Suite 1900
         Irvine, CA 92614

         Manish P. Bhatt                   Vice President
         501 Route 22
         Bridgewater, NJ 08807

         Michael F. Rogalski               Vice President
         501 Route 22
         Bridgewater, NJ 08807

         William D. Cammarata              Vice President
         18210 Crane Nest Drive
         Tampa, FL 33647

         Henry W. Blaylock                 Vice President
         1095 Avenue of the Americas
         New York, NY 10036

         Cynthia Mallett                   Vice President
         One Financial Center, 20th Floor
         Boston, MA 02111


Name and Principal Business Address   Positions and Offices with Depositor

  Sabrina K. Model                    Vice President
  501 Route 22
  Bridgewater, MJ 08807

  John J. Iwanicki                    Vice President
  18210 Crane Nest Drive
  Tampa, FL 33647

  Nan Tecotzky                        Vice President
  200 Park Avenue, 12th Floor
  New York, NY 10166

  Andrew Kaniuk                       Vice President
  501 Route 22
  Bridgewater, NJ 08807

  Jodi Anatole                        Vice President
  1095 Avenue of the Americas
  New York, NY 10036



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF JUNE 30, 2012

The following is a list of subsidiaries of MetLife, Inc. updated as of June 30, 2012. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. Federal Flood Certification LLC (TX)

      2. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile)- 91.15% is owned by MetLife, Inc., 8.84% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 68.6071% is held by MetLife Chile Inversiones Limitada, 31.3898% is held by Inversiones Interamericana S.A. and 0.0031% by International Technical & Advisory Services.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

            b) ALICO Costa Rica S.A. (Costa Rica) - 99.983% of ALICO Costa Rica S.A. is owned by MetLife Chile Seguros de Vida S.A. and 0.017% is owned by Inversiones Interamericana S.A.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.000002% by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Previsional MetLife S.A., 79.88% is owned by MetLife Seguros de Vida S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      24.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC

      46.   The Worthington Series Trust

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Advisors Company, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)


           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a) Nagasaki Operation Yugen Kaisha (Japan)

               b) Communication One Kabushiki Kaisha (Japan)

               c) Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Europe Limited (Ireland)

               a) MetLife Pension Trustees Limited (United Kingdom)

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4.    A.I.G. Limited (Nigeria)

      5.    ALICO Limited (Nigeria)

      6.    American Life Limited (Nigeria)

      7. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      8.    American Life Hayat Sigorta A.S. (Turkey)

            a) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by ALICO and the remaining interests are owned by third parties

      9.    ALICO Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      10.   Amcico pojist'ovna a.s. (Czech Republic)

      11.   MetLife S.A. (France)

            a) Hestis S.A.S. (France) - 66.06% of Hestis S.A.S. is owned by ALICO and the remaining interests are owned by third parties.

            b)    MetLife Solutions S.A.S. (France)

      12. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      13. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt. (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

      14.   ALICO Life International Limited (Ireland)

      15.   ALICO Italia S.p.A. (Italy)

            a) Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      16. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland) - 95.74% of AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. is owned by ALICO and 4.26% by MetLife Worldwide Holdings, Inc.

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      17. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining 0.000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

            b)    ALICO Training and Consulting S.R.L. (Romania)

      18.   International Investment Holding Company Limited (Russia)

      19.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      20.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by American Life Insurance Company and the remaining 0.04% is owned by International Technical and Advisory Services Limited.

      21.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav. spol., a.s. (Slovakia)

      22.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      23.   ALICO Management Services Limited (United Kingdom)

      24.   ZEUS Administration Services Limited (United Kingdom)

      25.   ALICO Trustees (UK) Ltd. (United Kingdom) - 50% of ALICO Trustees
            (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      26. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by American Life Insurance Company, 0.0005% is owned by International Technical and Advisory Services Limited and the remaining .0005% is owned by Borderland Investment Limited.

      27.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      28.   International Technical and Advisory Services Limited (USA-Delaware)

      29.   International Services Incorporated (USA-Delaware)

      30.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      31. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      32. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      33. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989997% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.010003% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      34. Inversiones Interamericana S.A. (Chile) 99.9999928% of Inversiones Interamericana S.A. is owned by ALICO and 0.0000072% by International
            Technical & Advisory Services.

            a) Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i) Legalgroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      35. ALICO Mexico Compania de Seguros de Vida, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by American Life Insurance Company and 0.000002% is owned by International Technical and Advisory Services Limited.

      36.   ALICO Services, Inc. (Panama)

      37. American Life and General Insurance Company (Trinidad & Tobago) Ltd. (Trinidad and Tobago) - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

            a) ALGICO Properties, Ltd. (Trinidad & Tobago) - 99.9999997% of ALGICO Properties, Ltd. is owned by American Life and General Insurance Company (Trinidad & Tobago), 0.0000003% is owned by American Life Insurance Company.

            b)    Eleven Dee, LTD. (Trinidad & Tobago)

      38.   MetLife Seguros de Vida, S.A. (Uruguay)

      39. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

      40.   Global Properties, Inc. (USA-Delaware)

      41.   Alpha Properties, Inc. (USA-Delaware)

      42.   Beta Properties, Inc. (USA-Delaware)

      43.   Delta Properties Japan, Inc. (USA-Delaware)

      44.   Epsilon Properties Japan, Inc. (USA-Delaware)

      45.   Iris Properties, Inc. (USA-Delaware)

      46.   Kappa Properties Japan, Inc. (USA-Delaware)

      47.   MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

            a)    MetLife Global Holding Company II GmbH (Swiss II)
                  (Switzerland)

                  i)    MetLife EU Holding Company Limited (Ireland)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS



As of August 31, 2012, there were 461,958 owners of qualified contracts and 209,221 owners of non-qualified contracts offered by the Registrant (MetLife Investors USA Separate Account A).


ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metlife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):




Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------------------------------------

Paul A. LaPiana                         Chairman of the Board and Executive Vice President, National Sales
5 Park Plaza, Suite 1900                Manager-Life
Irvine, CA 92614

Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

John J. Brett                           Director
300 Davidson Avenue
Somerset, NJ 08873

Andrew G. Aiello                        Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
18210 Crane Nest Drive
Tampa, FL 33647

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1300 Hall Boulevard                     and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   -------------------------------------------

Isaac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez                        Vice President and Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
200 Park Avenue, 40th Floor
New York, NY 10166

Craig W. Markham                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128



  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                   (1)                            (2)               (3)            (4)           (5)
                                            Net Underwriting
                                             Discounts And      Compensation    Brokerage       Other
Name of Principal Underwriter                 Commissions      On Redemption   Commissions   Compensation
----------------------------------------- ------------------- --------------- ------------- -------------

 MetLife Investors Distribution Company     $1,101,222,893         $0             $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
    02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) MetLife, 1125 17th Street, Denver, CO 80202

ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Boston, and The Commonwealth of Massachusetts on this 4th day of October, 2012.



   METLIFE INVESTORS USA SEPARATE ACCOUNT A
   (Registrant)

   By:   METLIFE INVESTORS USA INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         ----------------------------------------
         Gregory E. Illson
         Vice President

   By:   METLIFE INVESTORS USA INSURANCE COMPANY
          (Depositor)
   By:   /s/ Gregory E. Illson
         ----------------------------------------
         Gregory E. Illson
         Vice President

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on October 4, 2012.



/s/ Eric T. Steigerwalt*
--------------------------------   Director, Chairman of the Board, President and Chief
Eric T. Steigerwalt                Executive Officer
/s/ Peter M. Carlson*
--------------------------------   Executive Vice President and Chief Accounting Officer
Peter M. Carlson
/s/ James. J. Reilly*
--------------------------------   Vice President-Finance (principal financial officer)
James J. Reilly
/s/ Susan A. Buffum*
--------------------------------
Susan A. Buffum                    Director
/s/ Elizabeth M. Forget*
--------------------------------
Elizabeth M. Forget                Director and Executive Vice President
/s/ Jay S. Kaduson*
--------------------------------
Jay S. Kaduson                     Director and Vice President
/s/ Bennett D. Kleinberg*
--------------------------------
Bennett D. Kleinberg               Director and Vice President
/s/ Lisa S. Kuklinski*
--------------------------------
Lisa S. Kuklinski                  Director and Vice President
/s/ Mark E. Rosenthal
--------------------------------
Mark E. Rosenthal                  Director
/s/ Jeffrey A. Tupper*             Director and Assistant Vice President
--------------------------------
Jeffrey A. Tupper


   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          October 4, 2012


MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File Nos. 333-176676/811-03365) filed as Exhibit 13 on September 19, 2011, except for the powers of attorney for Eric T. Steigerwalt, Peter M. Carlson, Lisa S. Kuklinski and Mark E. Rosenthal filed herewith as Exhibit 13(ii).

                               INDEX TO EXHIBITS


10     Consent of Independent Registered Public Accounting Firm (Deloitte &
          Touche LLP)

13(ii) Powers of Attorney for Eric T. Steigerwalt, Peter M. Carlson, Lisa S.
          Kuklinski and Mark E. Rosenthal